Employee Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Payroll expenses		¥ 3,985,518	¥ 3,550,882	¥ 3,281,292
Japanese plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 38,309
Foreign plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 16,423